Earnings (Loss) Per Share (Details) - Schedule of Outstanding Shares for Basic and Diluted Net Earnings Per Share - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Numerator:
Net loss from continuing operation attributable to Akso Health Group’s shareholder	$ (9,058,986)	$ (13,196,535)	$ (4,102,428)
Net income (loss) from discontinued operation attributable to Akso Health Group’s shareholders	(399,798)	11,836,612	(12,748,636)
Net loss attributable to Akso Health Group’s shareholders	$ (9,458,784)	$ (1,359,923)	$ (16,851,064)
Denominator:
Weighted average number of ordinary shares outstanding-basic	141,516,777	68,598,050	59,612,152
Weighted average number of dilutive potential ordinary shares from share options
Weighted average number of ordinary shares outstanding-diluted	141,516,777	68,598,050	59,612,152
Basic (loss) per common share	$ (0.07)	$ (0.02)	$ (0.28)
Diluted (loss) per common share	$ (0.07)	$ (0.02)	$ (0.28)